Equity (Details 3) - Treasury shares [member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Shares at the beggining of the year	3,817,179	4,356,397
Repurchase of shares	59,835,200
Delivery of restricted shares	(2,023,208)	(539,218)
Shares at the end of the year (1)	61,629,171	3,817,179